Consolidated Statement of Cash Flows - PEN (S/)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit before income tax	S/ 245,708,000	S/ 262,420,000	S/ 224,110,000
Non-cash adjustments to reconcile profit before income tax to net cash flows from operating activities
Depreciation and amortization	144,195,000	138,539,000	135,567,000
Finance costs	104,045,000	95,105,000	88,965,000
Impairment to retirement of property, plant and equipment	36,551,000
Long-term incentive plan	7,632,000	8,272,000	9,763,000
Provision for inventory obsolescence	2,956,000	1,977,000	3,348,000
Allowance for expected credit losses	1,707,000	1,972,000	563,000
Net (gain) loss on derivative financial instruments recognized at fair value through profit or loss	(19,000)	59,000	(589,000)
Accumulated net loss due to settlement of derivative financial instruments at fair value through profit or loss			1,569,000
Finance income	(7,246,000)	(3,306,000)	(2,891,000)
Exchange difference related to monetary transactions	(973,000)	3,804,000	(9,114,000)
Net gain on disposal of property, plant and equipment and intangible assets	(813,000)	(591,000)	(1,775,000)
Other items that do not generate operating flows, net	18,021,000	10,413,000	3,761,000
Working capital adjustments
Increase in trade and other receivables	(1,870,000)	(3,695,000)	(47,713,000)
Decrease (increase) in inventories	90,581,000	(282,554,000)	(151,530,000)
Decrease (increase) in prepayments	13,210,000	(10,099,000)	(12,956,000)
(Decrease) increase in trade and other payables	(48,680,000)	60,571,000	48,834,000
Adjustments to reconcile profit (loss)	605,005,000	282,887,000	289,912,000
Interest received	7,315,000	3,668,000	4,484,000
Interest paid	(96,907,000)	(80,573,000)	(68,433,000)
Income tax paid	(103,090,000)	(94,163,000)	(55,401,000)
Net cash flows from operating activities	412,323,000	111,819,000	170,562,000
Investing activities
Opening of term deposits with original maturity greater than 90 days	(10,000,000)
Redemption of term deposits with original maturity greater than 90 days	10,000,000
Purchase of property, plant and equipment	(272,600,000)	(162,785,000)	(85,594,000)
Purchase of intangible assets	(16,707,000)	(15,712,000)	(8,953,000)
Purchase of investments available for sale		(363,000)	(1,779,000)
Loans granted	(1,679,000)	(141,000)	(174,000)
Loan to related party			(17,121,000)
Cash flow proceeds from sale of property, plant and equipment	1,392,000	2,664,000	4,152,000
Proceeds from loans	150,000	149,000	524,000
Collection of loans from related parties			17,121,000
Net cash flows used in investing activities	(289,444,000)	(176,188,000)	(91,824,000)
Financing activities
Proceeds from bank overdraft	85,333,000
Payment of bank overdraft	(85,333,000)
Payment of bank loans	(661,520,000)	(448,984,000)
Dividends paid	(175,431,000)	(179,820,000)	(336,821,000)
Payment for hedging instrument	(7,708,000)	(15,390,000)	(15,214,000)
Lease payments	(3,564,000)	(2,511,000)	(2,419,000)
Bank loans received	639,000,000	525,000,000	220,000,000
Dividends returned	465,000	229,000	481,000
Cash flow from settlement of derivative financial instruments	93,323,000		3,879,000
Net cash flows used in financing activities	(115,435,000)	(121,476,000)	(130,094,000)
Net increase (decrease) in cash and cash equivalents	7,444,000	(185,845,000)	(51,356,000)
Net foreign exchange difference	976,000	(5,784,000)	15,846,000
Cash and cash equivalents as of January 1	81,773,000	273,402,000	308,912,000
Cash and cash equivalents as of December 31	90,193,000	81,773,000	273,402,000
Transactions with no effect on cash flows:
Unrealized exchange difference related to monetary transactions	(973,000)	3,804,000	(9,114,000)
Outstanding accounts payable related to acquisition of property, plant and equipment	9,379,000	14,560,000	7,615,000
Addition of right-of-use assets and lease liabilities	6,915,000	613,000	217,000
Additions of quarry rehabilitation costs	S/ 4,458,000	S/ 2,745,000